UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Short Duration Income ETF
WINC | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Western Asset Short Duration Income ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Western Asset Short Duration Income ETF	$15	0.29%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$12,166,015
Total Number of Portfolio Holdings*	153
Portfolio Turnover Rate	33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration Income ETF	PAGE 1	WINC-STSR-1124

Western Asset Total Return ETF
WBND | The Nasdaq Stock Market LLC
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Western Asset Total Return ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-877-721-1926 or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Western Asset Total Return ETF[1]	$25	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.45%.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$24,937,826
Total Number of Portfolio Holdings*	428
Portfolio Turnover Rate	59%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return ETF	PAGE 1	WBND-STSR-1124

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset ETFs
Financial Statements and Other Important Information
Semi-Annual | September 30, 2024

Western Asset Short Duration Income ETF
Western Asset Total Return ETF

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
September 30, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 87.3%
Communication Services — 5.1%
Entertainment — 0.6%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	$10,000	$10,006
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	60,000	58,029
Total Entertainment				68,035
Media — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	150,000	149,820 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	5,000	4,993
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.150%	11/10/26	160,000	164,495
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	80,000	79,608
Discovery Communications LLC., Senior Notes	4.900%	3/11/26	10,000	9,996
DISH DBS Corp., Senior Notes	5.875%	11/15/24	20,000	19,902
Total Media				428,814
Wireless Telecommunication Services — 1.0%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	120,000	119,166

Total Communication Services				616,015
Consumer Discretionary — 15.5%
Automobile Components — 2.0%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	250,000	248,007 (a)
Automobiles — 5.9%
Ford Motor Credit Co. LLC, Senior Notes	4.134%	8/4/25	200,000	198,201
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	192,263
General Motors Co., Senior Notes	6.125%	10/1/25	150,000	151,470
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	60,000	57,315 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	10,000	10,339 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	110,000	103,148 (a)
Total Automobiles				712,736
Hotels, Restaurants & Leisure — 4.3%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	100,000	98,322
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	100,000	97,952
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	240,000	237,952 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	22,000	21,981 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	10,000	10,380 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	50,000	51,290 (a)
Total Hotels, Restaurants & Leisure				517,877
Household Durables — 1.8%
DR Horton Inc., Senior Notes	2.500%	10/15/24	30,000	29,954
Newell Brands Inc., Senior Notes	4.000%	12/1/24	10,000	9,985
Newell Brands Inc., Senior Notes	4.875%	6/1/25	180,000	179,153
Total Household Durables				219,092
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Textiles, Apparel & Luxury Goods — 1.5%
Tapestry Inc., Senior Notes	7.050%	11/27/25	$110,000	$112,220
Tapestry Inc., Senior Notes	7.000%	11/27/26	70,000	72,450
Total Textiles, Apparel & Luxury Goods				184,670

Total Consumer Discretionary				1,882,382
Consumer Staples — 0.2%
Tobacco — 0.2%
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	20,000	19,223

Energy — 12.4%
Oil, Gas & Consumable Fuels — 12.4%
Apache Corp., Senior Notes	7.950%	4/15/26	20,000	20,940
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	160,000	155,392 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	20,000	21,005 (a)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	20,000	21,089 (b)(c)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	10,000	10,030 (a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	20,000	18,833
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	60,000	61,495 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	75,849 (a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	10,000	9,879
Devon Energy Corp., Senior Notes	5.850%	12/15/25	30,000	30,312
Devon Energy Corp., Senior Notes	5.250%	10/15/27	30,000	30,146
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	21,334
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	10,000	10,612
Energy Transfer LP, Junior Subordinated Notes (8.000% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 4.020%)	8.000%	5/15/54	30,000	32,300 (c)
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	8.343%	8/16/77	160,000	160,298 (c)
Enterprise Products Operating LLC, Senior Notes (5.250% to 8/16/27 then 3 mo. Term SOFR + 3.295%)	5.250%	8/16/77	10,000	9,889 (c)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	80,000	76,626 (c)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	130,000	133,910 (a)
EQT Corp., Senior Notes	3.125%	5/15/26	70,000	68,209 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	10,000	9,834
MPLX LP, Senior Notes	1.750%	3/1/26	30,000	28,901
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	20,469
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	60,000	60,730
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	20,000	19,616
Occidental Petroleum Corp., Senior Notes	5.000%	8/1/27	100,000	101,455
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	40,000	42,092
ONEOK Inc., Senior Notes	5.850%	1/15/26	20,000	20,313
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,843 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	60,000	59,947 (a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	60,000	60,103
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,521
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	$70,000	$69,468
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	20,000	19,857

Total Energy				1,511,297
Financials — 27.5%
Banks — 13.8%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	198,136 (c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	260,000	253,653 (c)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	50,000	49,652 (c)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	130,000	124,153 (c)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	200,000	211,188 (a)(b)(c)
Citigroup Inc., Senior Notes (1.281% to 11/3/24 then SOFR + 0.528%)	1.281%	11/3/25	20,000	19,923 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	210,000	207,968 (c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	198,956 (a)(c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	200,000	205,644 (c)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	30,000	28,749 (c)
Truist Bank, Senior Notes	4.050%	11/3/25	70,000	69,815
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	30,000	30,794 (c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. Term SOFR + 1.432%)	3.196%	6/17/27	80,000	78,486 (c)
Total Banks				1,677,117
Capital Markets — 8.1%
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	90,000	90,074 (b)(c)
Credit Suisse AG AT1 Claim	—	—	200,000	6,000 *(d)(e)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	40,000	39,365 (c)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	230,000	220,690 (c)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	80,000	76,275 (c)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	110,000	105,440 (c)
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	19,025 (c)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	60,000	57,432 (c)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	100,000	98,455 (c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	280,000	274,913 (a)(c)
Total Capital Markets				987,669
Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	144,100
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	110,000	112,456
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	120,000	115,299 (a)
Total Financial Services				371,855
Insurance — 1.5%
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	90,000	71,676 (a)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	70,000	69,845 (a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	40,000	38,146 (a)
Total Insurance				179,667
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	$80,000	$79,613 (a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	50,000	48,323 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				127,936

Total Financials				3,344,244
Health Care — 2.2%
Health Care Providers & Services — 2.2%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	49,147
Centene Corp., Senior Notes	4.625%	12/15/29	50,000	48,963
CVS Health Corp., Senior Notes	3.875%	7/20/25	130,000	129,094
HCA Inc., Senior Notes	7.690%	6/15/25	40,000	40,734

Total Health Care				267,938
Industrials — 12.7%
Aerospace & Defense — 2.0%
Boeing Co., Senior Notes	4.875%	5/1/25	30,000	29,892
Boeing Co., Senior Notes	2.196%	2/4/26	160,000	154,138
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	60,000	61,978 (a)
Total Aerospace & Defense				246,008
Commercial Services & Supplies — 1.8%
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	40,000	41,028 (a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	180,000	179,739 (a)
Total Commercial Services & Supplies				220,767
Electrical Equipment — 0.5%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	60,000	60,951
Passenger Airlines — 6.7%
Air Canada Pass-Through Trust	4.125%	5/15/25	39,937	39,646 (a)
Air Canada Pass-Through Trust	4.750%	5/15/25	38,560	37,999 (a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	6,864	6,865 (a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	36,795	36,672
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	35,000	34,929 (a)
British Airways Pass-Through Trust	3.350%	6/15/29	106,358	99,772 (a)
Continental Airlines Pass-Through Trust	4.000%	10/29/24	4,779	4,774
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	68,750	68,343 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	70,000	69,938 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	180,000	177,253 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	27,120	26,888
US Airways Pass-Through Trust	5.900%	10/1/24	144,044	144,045
US Airways Pass-Through Trust	4.625%	6/3/25	29,184	29,075
US Airways Pass-Through Trust	3.950%	11/15/25	34,835	34,407
Total Passenger Airlines				810,606
Trading Companies & Distributors — 1.7%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	210,000	208,759 (a)

Total Industrials				1,547,091
Information Technology — 4.3%
Electronic Equipment, Instruments & Components — 0.3%
Vontier Corp., Senior Notes	1.800%	4/1/26	40,000	38,331
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

IT Services — 1.8%
Kyndryl Holdings Inc., Senior Notes	2.050%	10/15/26	$60,000	$57,058
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	160,000	158,483 (a)
Total IT Services				215,541
Semiconductors & Semiconductor Equipment — 1.7%
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	207,145 (a)
Software — 0.5%
Oracle Corp., Senior Notes	1.650%	3/25/26	70,000	67,318

Total Information Technology				528,335
Materials — 1.9%
Containers & Packaging — 0.1%
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	10,000	9,466 (a)
Metals & Mining — 1.8%
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	70,000	69,517
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	100,000	97,370 (a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	40,000	39,599 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	20,000	20,038
Total Metals & Mining				226,524

Total Materials				235,990
Utilities — 5.5%
Electric Utilities — 5.5%
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	100,000	99,259 (b)(c)
Edison International, Senior Notes	4.950%	4/15/25	130,000	129,922
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	204,884 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	10,000	10,092 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	80,000	74,980 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	90,000	84,363
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	10,000	9,512
Toledo Edison Co., First Mortgage Bonds	2.650%	5/1/28	8,000	7,472 (a)
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	50,000	49,631 (a)

Total Utilities				670,115
Total Corporate Bonds & Notes (Cost — $10,535,297)				10,622,630
Asset-Backed Securities — 5.8%
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.044%	4/20/30	250,000	250,507 (a)(c)
Goodgreen, 2023-1A A	5.900%	1/17/61	219,500	221,981 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	20,759	19,537 (a)
Neuberger Berman Loan Advisers CLO Ltd., 2021-42A A (3 mo. Term SOFR + 1.362%)	6.648%	7/16/35	210,000	210,341 (a)(c)

Total Asset-Backed Securities (Cost — $698,763)				702,366
Collateralized Mortgage Obligations(f) — 2.9%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	80,181	81,424 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	30,000	31,925 (a)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.780%	10/25/43	15,273	15,325 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.780%	10/25/43	20,000	20,406 (a)(c)
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
GS Mortgage Securities Corp., 2023-SHIP A	4.466%	9/10/38	$100,000	$99,231 (a)(c)
MIC Trust, 2023-MIC A	8.732%	12/5/38	20,000	22,082 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	82,678	84,475 (a)

Total Collateralized Mortgage Obligations (Cost — $345,592)				354,868
U.S. Government & Agency Obligations — 0.8%
U.S. Government Obligations — 0.8%
U.S. Treasury Notes (Cost — $99,382)	3.875%	3/31/25	100,000	99,762
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,719	3,095
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	17,919	8,579 (a)
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	9,634	4,612 (g)

Total Sovereign Bonds (Cost — $14,191)				16,286
Senior Loans — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%) (Cost — $3,967)	9.032%	10/20/27	3,986	4,065 (c)(h)(i)
Total Investments before Short-Term Investments (Cost — $11,697,192)				11,799,977
			Shares
Short-Term Investments — 1.7%
BNY Mellon Cash Reserve Fund (Cost — $212,704)	1.600%		212,704	212,704 (j)
Total Investments — 98.7% (Cost — $11,909,896)				12,012,681
Other Assets in Excess of Liabilities — 1.3%				153,334
Total Net Assets — 100.0%				$12,166,015

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Short Duration Income ETF
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	27	12/24	$5,604,903	$5,622,539	$17,636
U.S. Treasury Ultra 10-Year Notes	3	12/24	355,060	354,891	(169)
					17,467
Contracts to Sell:
U.S. Treasury 5-Year Notes	2	12/24	219,528	219,766	(238)
U.S. Treasury 10-Year Notes	1	12/24	114,240	114,281	(41)
U.S. Treasury Long-Term Bonds	1	12/24	123,967	124,187	(220)
U.S. Treasury Ultra Long-Term Bonds	1	12/24	134,084	133,093	991
					492
Net unrealized appreciation on open futures contracts					$17,959
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 32.9%
Communication Services — 3.5%
Diversified Telecommunication Services — 0.6%
AT&T Inc., Senior Notes	2.550%	12/1/33	10,000	$8,434
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	10,147
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	10,269
AT&T Inc., Senior Notes	3.500%	9/15/53	20,000	14,705
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	14,523
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	51,200
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	7,000	6,253
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	30,000	29,654
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	20,000	16,344
Total Diversified Telecommunication Services				161,529
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	10,000	10,006
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	20,000	19,343
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,476
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	10,000	8,887
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	10,000	8,168
Total Entertainment				55,880
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	20,000	20,422
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	28,000	24,707 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	40,000	35,285 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	21,000	20,971
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	70,000	69,657
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	50,000	52,028
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	10,000	9,129
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	27,812
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	8,662
Comcast Corp., Senior Notes	3.969%	11/1/47	20,000	16,732
Comcast Corp., Senior Notes	2.887%	11/1/51	20,000	13,452
Comcast Corp., Senior Notes	2.937%	11/1/56	70,000	45,792
DISH DBS Corp., Senior Notes	5.875%	11/15/24	120,000	119,412
Fox Corp., Senior Notes	6.500%	10/13/33	20,000	21,895
Total Media				465,534
Wireless Telecommunication Services — 0.7%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	20,000	20,355
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	10,000	9,881
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	110,000	102,554
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	40,000	$38,909
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	10,000	10,306
Total Wireless Telecommunication Services				182,005

Total Communication Services				885,370
Consumer Discretionary — 4.7%
Automobiles — 2.0%
Ford Motor Co., Senior Notes	3.250%	2/12/32	40,000	34,078
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	184,981
General Motors Co., Senior Notes	6.125%	10/1/25	10,000	10,098
General Motors Co., Senior Notes	5.600%	10/15/32	20,000	20,638
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	9,920
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	234,063 (a)
Total Automobiles				493,778
Broadline Retail — 0.9%
Amazon.com Inc., Senior Notes	3.600%	4/13/32	10,000	9,668
Amazon.com Inc., Senior Notes	3.875%	8/22/37	20,000	18,818
Amazon.com Inc., Senior Notes	4.050%	8/22/47	20,000	18,013
Amazon.com Inc., Senior Notes	3.100%	5/12/51	40,000	29,740
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	140,876 (a)
Total Broadline Retail				217,115
Hotels, Restaurants & Leisure — 1.8%
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	20,000	18,087 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	10,000	10,304 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	20,000	19,664
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	10,000	9,537
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,397
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	9,106
McDonald’s Corp., Senior Notes	4.200%	4/1/50	30,000	25,967
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	30,000	30,021 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	20,000	21,404 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	30,000	30,774 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	187,367
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	20,000	20,268 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	30,000	29,662 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	20,000	21,590 (a)
Total Hotels, Restaurants & Leisure				444,148
Household Durables — 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	10,653
Specialty Retail — 0.0%††
Home Depot Inc., Senior Notes	3.350%	4/15/50	20,000	15,385

Total Consumer Discretionary				1,181,079
Consumer Staples — 1.1%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	10,264
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	20,000	$18,527
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	10,030
Total Beverages				38,821
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	20,000	20,174
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	10,000	8,857
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	10,000	9,432
Mars Inc., Senior Notes	3.200%	4/1/30	20,000	18,937 (a)
Total Food Products				37,226
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	10,000	10,355
Tobacco — 0.7%
Altria Group Inc., Senior Notes	2.450%	2/4/32	10,000	8,538
Altria Group Inc., Senior Notes	6.875%	11/1/33	20,000	22,602
Altria Group Inc., Senior Notes	3.875%	9/16/46	10,000	7,815
Altria Group Inc., Senior Notes	5.950%	2/14/49	60,000	63,001
BAT Capital Corp., Senior Notes	3.557%	8/15/27	16,000	15,677
BAT Capital Corp., Senior Notes	3.734%	9/25/40	30,000	23,881
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	10,000	10,256
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	20,000	20,778
Total Tobacco				172,548

Total Consumer Staples				279,124
Energy — 5.3%
Oil, Gas & Consumable Fuels — 5.3%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	20,000	19,422
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	17,967 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	20,000	19,883
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	50,000	49,947 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	20,000	21,352 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	10,000	9,481 (a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	20,000	20,470 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	30,000	29,564
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	40,000	39,515
Devon Energy Corp., Senior Notes	5.000%	6/15/45	50,000	44,678
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	40,000	38,060
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	110,000	109,836 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	19,756
Energy Transfer LP, Senior Notes	5.250%	4/15/29	80,000	82,323
Energy Transfer LP, Senior Notes	3.750%	5/15/30	10,000	9,555
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,000	9,997
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	40,000	37,330
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,388
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	50,000	51,689
EOG Resources Inc., Senior Notes	4.950%	4/15/50	20,000	19,306
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	70,000	$70,156 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	5,000	4,917
EQT Corp., Senior Notes	5.000%	1/15/29	10,000	10,123
EQT Corp., Senior Notes	3.625%	5/15/31	50,000	45,930 (a)
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	18,499
MPLX LP, Senior Notes	4.500%	4/15/38	20,000	18,496
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	60,000	64,609
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,651
ONEOK Inc., Senior Notes	6.050%	9/1/33	20,000	21,380
ONEOK Inc., Senior Notes	6.625%	9/1/53	10,000	11,104
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,843 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	20,000	17,576
Shell International Finance BV, Senior Notes	4.375%	5/11/45	10,000	9,091
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	50,000	47,871
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	10,006
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	80,000	79,463
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	20,000	20,692
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	20,000	20,447 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	110,000	105,978
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	20,000	22,840
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	48,972

Total Energy				1,330,163
Financials — 10.8%
Banks — 6.5%
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	40,000	35,689 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	240,000	215,036 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	110,000	110,191 (c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	20,000	19,686
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	20,000	19,032 (c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	20,000	26,550
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	50,000	43,412 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	100,000	97,963 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	20,000	20,173 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	100,000	100,832 (c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	20,000	20,127
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	243,707 (a)(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	20,000	19,685 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,000	8,800 (c)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	30,000	27,800 (c)
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	100,000	$100,485 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	29,980
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	30,000	31,234 (c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	20,000	19,546
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,529 (c)
US Bancorp, Senior Notes	1.450%	5/12/25	20,000	19,637
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	20,000	20,966 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,681 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	70,000	68,433
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	49,864
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	10,000	9,145 (c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	40,000	39,230 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	80,000	78,494 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	90,000	94,463 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,813 (c)
Total Banks				1,622,183
Capital Markets — 3.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	10,000	9,831
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	30,000	30,883
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,937 (c)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	30,000	29,818
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	110,000	96,673 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	20,000	19,680 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	90,000	89,494 (c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	10,000	10,003
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	70,000	68,918 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	110,000	96,050 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	20,000	20,048 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	20,000	20,777 (c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	245,458 (a)(c)
Total Capital Markets				748,570
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	10,000	10,021
Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	200,000	192,133
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	40,000	42,416 (a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	20,000	18,136
Total Financial Services				252,685
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	30,000	$31,511
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	19,525 (a)
Total Insurance				51,036

Total Financials				2,684,495
Health Care — 2.8%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	4.800%	3/15/29	10,000	10,294
AbbVie Inc., Senior Notes	3.200%	11/21/29	20,000	19,131
AbbVie Inc., Senior Notes	5.050%	3/15/34	20,000	20,898
AbbVie Inc., Senior Notes	4.250%	11/21/49	50,000	44,820
Total Biotechnology				95,143
Health Care Equipment & Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	20,000	20,632 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	10,000	10,291 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	30,000	30,938 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	20,000	20,732 (a)
Total Health Care Equipment & Supplies				82,593
Health Care Providers & Services — 0.9%
Cigna Group, Senior Notes	4.900%	12/15/48	20,000	18,848
CVS Health Corp., Senior Notes	1.875%	2/28/31	10,000	8,426
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	16,905
CVS Health Corp., Senior Notes	5.050%	3/25/48	60,000	54,804
Elevance Health Inc., Senior Notes	4.550%	5/15/52	10,000	8,931
HCA Inc., Senior Notes	5.625%	9/1/28	10,000	10,385
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	9,427
Humana Inc., Senior Notes	3.125%	8/15/29	20,000	18,882
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	60,000	59,548
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	30,000	22,242
Total Health Care Providers & Services				228,398
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,474
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	30,000	31,649
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	20,000	17,576
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	10,000	10,606
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	30,000	30,680
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	20,000	20,449
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	170,000	163,533
Total Pharmaceuticals				284,967

Total Health Care				691,101
Industrials — 2.5%
Aerospace & Defense — 0.8%
Boeing Co., Senior Notes	4.875%	5/1/25	30,000	29,891
Boeing Co., Senior Notes	2.196%	2/4/26	20,000	19,267
Boeing Co., Senior Notes	3.200%	3/1/29	10,000	9,260
Boeing Co., Senior Notes	3.250%	2/1/35	10,000	8,146
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	30,000	$26,477
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	10,000	9,720
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	30,000	30,668
RTX Corp., Senior Notes	2.250%	7/1/30	30,000	26,948
RTX Corp., Senior Notes	6.000%	3/15/31	10,000	10,880
RTX Corp., Senior Notes	4.500%	6/1/42	20,000	18,616
RTX Corp., Senior Notes	3.030%	3/15/52	20,000	13,990
Total Aerospace & Defense				203,863
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	10,000	9,248
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	20,000	20,537
Ground Transportation — 0.2%
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,000	7,150
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	17,222
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	15,167
Total Ground Transportation				39,539
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	20,000	20,827
Passenger Airlines — 0.9%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	50,000	53,082 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	60,000	59,947 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	16,500	16,717 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	82,000	45,126 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	50,000	48,346 (a)
Total Passenger Airlines				223,218
Professional Services — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	30,000	30,286 (a)
Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	10,000	9,885
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	60,000	55,864
Total Trading Companies & Distributors				65,749

Total Industrials				613,267
Information Technology — 0.8%
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	20,000	20,896 (a)
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Inc., Senior Notes	3.137%	11/15/35	40,000	34,221 (a)
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	6,411
Micron Technology Inc., Senior Notes	5.875%	2/9/33	20,000	21,370
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,728
Total Semiconductors & Semiconductor Equipment				81,730
Software — 0.4%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	7,349
Oracle Corp., Senior Notes	1.650%	3/25/26	30,000	28,850
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	2.875%	3/25/31	40,000	$36,409
Oracle Corp., Senior Notes	3.600%	4/1/50	10,000	7,620
Oracle Corp., Senior Notes	5.375%	9/27/54	10,000	10,001
Total Software				90,229

Total Information Technology				192,855
Materials — 1.0%
Metals & Mining — 0.8%
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	10,000	10,638
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	30,107
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	20,000	19,995
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	65,000	65,342
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	80,000	79,271 (a)
Total Metals & Mining				205,353
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	50,000	43,483

Total Materials				248,836
Utilities — 0.4%
Electric Utilities — 0.4%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	100,000	87,919 (a)
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	20,000	19,592

Total Utilities				107,511
Total Corporate Bonds & Notes (Cost — $8,284,279)				8,213,801
Mortgage-Backed Securities — 29.1%
FHLMC — 5.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38	27,383	26,480
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	5/1/41- 10/1/41	186,553	154,273
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/1/42	93,132	80,999
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47- 7/1/49	62,604	62,562
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	77,171	78,437
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 4/1/52	622,388	547,323
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/52	166,915	152,408
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	10/1/53	93,023	97,264
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.931%	11/1/47	48,821	48,924 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.100%	2/1/50	60,170	59,429 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	109,895	107,337 (c)
Total FHLMC				1,415,436
FNMA — 16.1%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	100,000	102,864
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 11/1/48	123,252	117,542
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 9/1/61	499,155	$457,673
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 3/1/42	146,434	133,778
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 7/1/51	573,664	496,467
Federal National Mortgage Association (FNMA)	4.500%	2/1/48- 1/1/59	54,985	54,409
Federal National Mortgage Association (FNMA)	4.000%	1/1/49	118,285	115,106
Federal National Mortgage Association (FNMA)	1.500%	6/1/51	82,857	65,605
Federal National Mortgage Association (FNMA)	6.000%	6/1/53	179,755	185,920
Federal National Mortgage Association (FNMA)	5.000%	7/1/53	88,786	90,946
Federal National Mortgage Association (FNMA)	2.000%	10/1/54	400,000	330,750 (d)
Federal National Mortgage Association (FNMA)	2.500%	10/1/54	500,000	431,660 (d)
Federal National Mortgage Association (FNMA)	3.000%	10/1/54	400,000	359,062 (d)
Federal National Mortgage Association (FNMA)	3.500%	10/1/54	200,000	186,265 (d)
Federal National Mortgage Association (FNMA)	4.000%	10/1/54	100,000	96,044 (d)
Federal National Mortgage Association (FNMA)	4.500%	10/1/54	200,000	196,637 (d)
Federal National Mortgage Association (FNMA)	5.000%	10/1/54	100,000	99,949 (d)
Federal National Mortgage Association (FNMA)	5.500%	10/1/54	300,000	303,521 (d)
Federal National Mortgage Association (FNMA)	6.000%	10/1/54	100,000	102,218 (d)
Federal National Mortgage Association (FNMA)	6.500%	10/1/54	100,000	103,105 (d)
Total FNMA				4,029,521
GNMA — 7.3%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	38,429	35,924
Government National Mortgage Association (GNMA) II	3.500%	2/20/46- 7/20/49	163,900	156,565
Government National Mortgage Association (GNMA) II	4.500%	4/20/48- 6/20/48	44,095	44,134
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 2/20/50	427,364	386,133
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	27,988	27,174
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 4/20/51	147,816	122,377
Government National Mortgage Association (GNMA) II	2.500%	3/20/51	185,684	163,977
Government National Mortgage Association (GNMA) II	6.000%	7/20/53	93,727	96,357
Government National Mortgage Association (GNMA) II	5.000%	8/20/53	92,184	92,881
Government National Mortgage Association (GNMA) II	5.500%	8/20/53- 7/20/54	194,135	198,389
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	91,622	94,625
Government National Mortgage Association (GNMA) II	4.000%	10/20/54	100,000	96,692 (d)
Government National Mortgage Association (GNMA) II	4.500%	10/20/54	100,000	98,752 (d)
Government National Mortgage Association (GNMA) II	5.000%	10/20/54	200,000	200,351 (d)
Total GNMA				1,814,331

Total Mortgage-Backed Securities (Cost — $7,376,862)				7,259,288
Collateralized Mortgage Obligations(e) — 15.1%
Alternative Loan Trust, 2005-81 A1 (1 mo. Term SOFR + 0.674%)	5.529%	2/25/37	114,728	94,933 (c)
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(e) — continued
BANK, 2023-BNK45 A5	5.203%	2/15/56	100,000	$103,576
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.789%	3/15/40	100,000	99,885 (a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	6.995%	4/15/37	100,000	100,458 (a)(c)
BRAVO Residential Funding Trust, 2023-NQM1 A1	5.757%	1/25/63	79,290	79,679 (a)
BRAVO Residential Funding Trust, 2023-NQM4 A1	6.435%	5/25/63	85,709	86,791 (a)
BWAY Mortgage Trust, 2015-1740 E	3.824%	1/10/35	500,000	2,500 (a)(c)(f)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.514%	9/15/48	100,000	94,696 (c)
CSMC Trust, 2021-NQM6 A3	1.585%	7/25/66	156,966	136,967 (a)(c)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	100,000	104,993 (a)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	240,000	201,076 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K153 X1, IO	0.600%	12/25/32	3,199,598	106,179 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	62,195	9,483
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	74,727	12,032
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	77,875	10,309
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	83,692	11,707
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.680%	2/25/42	100,000	102,401 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.280%	4/25/42	56,394	57,156 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	11.030%	9/25/42	100,000	111,276 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (30 Day Average SOFR + 5.114%)	10.395%	7/25/25	11,969	12,293 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	8.213%	6/25/42	72,857	75,145 (a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	71,110	11,685
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	208,510	31,887
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	159,170	26,558
GCAT Trust, 2024-INV1 1A2	5.500%	1/25/54	93,496	93,355 (a)(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.052%	10/16/48	4,276,392	5,292 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	47,954	46,141 (c)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	227,501	201,618
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	69,494	9,700
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	337,197	39,196
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.867%	8/20/70	115,744	115,185 (c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	95,024	4,703 (c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	100,000	86,967
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.600%	9/17/37	100,000	100,344 (a)(c)
MIC Trust, 2023-MIC A	8.732%	12/5/38	100,000	110,408 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C30 A4	2.600%	9/15/49	83,119	80,407
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	88,869	90,382 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	96,075	97,552 (a)(c)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	144,034	141,410 (a)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	90,689	87,336 (a)(c)
NJ Trust, 2023-GSP A	6.697%	1/6/29	100,000	106,196 (a)(c)
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(e) — continued
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	6.738%	3/15/39	100,000	$100,207 (a)(c)
OBX Trust, 2023-NQM6 A1	6.520%	7/25/63	77,900	79,236 (a)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	82,678	84,475 (a)
ONNI Commerical Mortgage Trust, 2024-APT A	5.753%	7/15/39	100,000	102,427 (a)(c)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.915%	9/17/39	100,000	100,144 (a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	5.549%	7/25/45	38,920	37,924 (c)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A4	3.190%	7/15/50	97,986	94,941
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	66,750 (c)

Total Collateralized Mortgage Obligations (Cost — $4,433,668)				3,765,961
U.S. Government & Agency Obligations — 10.0%
U.S. Government Obligations — 10.0%
U.S. Treasury Bonds	3.875%	2/15/43	10,000	9,650
U.S. Treasury Bonds	3.875%	5/15/43	30,000	28,893
U.S. Treasury Bonds	3.625%	8/15/43	30,000	27,792
U.S. Treasury Bonds	4.125%	8/15/44	20,000	19,847
U.S. Treasury Bonds	2.375%	5/15/51	40,000	28,234
U.S. Treasury Bonds	4.125%	8/15/53	60,000	59,768
U.S. Treasury Bonds	4.750%	11/15/53	380,000	419,856
U.S. Treasury Bonds	4.250%	2/15/54	10,000	10,194
U.S. Treasury Bonds	4.625%	5/15/54	60,000	65,095
U.S. Treasury Notes	4.250%	2/28/29	50,000	51,398
U.S. Treasury Notes	4.125%	3/31/29	60,000	61,373
U.S. Treasury Notes	4.250%	6/30/29	350,000	360,302
U.S. Treasury Notes	3.875%	11/30/29	30,000	30,396
U.S. Treasury Notes	4.000%	7/31/30	10,000	10,198
U.S. Treasury Notes	4.000%	1/31/31	320,000	326,375
U.S. Treasury Notes	4.250%	2/28/31	250,000	258,594
U.S. Treasury Notes	4.625%	5/31/31	330,000	348,775
U.S. Treasury Notes	3.500%	9/30/31	240,000	239,569
U.S. Treasury Notes	3.375%	5/15/33	115,000	111,835
U.S. Treasury Notes	3.875%	8/15/33	10,000	10,083
U.S. Treasury Notes	4.000%	2/15/34	10,000	10,174

Total U.S. Government & Agency Obligations (Cost — $2,413,607)				2,488,401
Sovereign Bonds — 8.7%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443	2,914
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,360	2,041
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	17,919	8,579 (a)
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	91,523	43,817 (g)
Total Argentina				57,351
Brazil — 1.2%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	369,000 BRL	58,627
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,384,000 BRL	243,410
Total Brazil				302,037
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Colombia — 1.0%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000	$244,258
Mexico — 5.2%
Mexican Bonos, Senior Notes	7.750%	11/13/42	21,530,000 MXN	917,253
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	450,000	382,175
Total Mexico				1,299,428
South Africa — 1.1%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	6,310,000 ZAR	270,182

Total Sovereign Bonds (Cost — $2,464,874)				2,173,256
Asset-Backed Securities — 6.5%
Allegany Park CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 2.050%)	7.332%	1/20/35	250,000	250,610 (a)(c)
ARES CLO Ltd., 2017-44A A1R (3 mo. Term SOFR + 1.342%)	6.643%	4/15/34	100,000	100,173 (a)(c)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.244%	1/20/33	300,000	299,698 (a)(c)
LAD Auto Receivables Trust, 2024-1A C	5.640%	6/15/29	120,000	122,377 (a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	203,630	162,604 (a)
Mercury Financial Credit Card Master Trust, 2023-1A A	8.040%	9/20/27	120,000	120,607 (a)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC8 M1 (1 mo. Term SOFR + 1.029%)	5.884%	9/25/34	127,346	129,875 (c)
Nelnet Student Loan Trust, 2013-1A A (30 Day Average SOFR + 0.714%)	5.995%	6/25/41	26,524	26,365 (a)(c)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.846%	11/16/36	100,000	100,681 (a)(c)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	46,626	44,891 (a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. Term SOFR + 0.864%)	5.961%	11/15/35	62,059	61,889 (a)(c)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. Term SOFR + 1.114%)	6.211%	6/15/37	34,331	34,333 (a)(c)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. Term SOFR + 0.834%)	5.689%	7/25/35	167,667	158,667 (c)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	17,458	16,422

Total Asset-Backed Securities (Cost — $1,665,327)				1,629,192
Senior Loans — 1.6%
Communication Services — 0.3%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.291%	4/29/26	24,207	24,257 (c)(h)(i)
Media — 0.2%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.460%	9/18/26	24,457	24,478 (c)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. Term SOFR + 3.364%)	8.461%	1/31/29	20,000	19,160 (c)(h)(i)
Total Media				43,638

Total Communication Services				67,895
Consumer Discretionary — 0.5%
Automobile Components — 0.1%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	7.345%	5/6/30	9,975	9,992 (c)(h)(i)
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.595%	2/6/31	49,750	49,824 (c)(h)(i)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.750%)	7.595%	2/6/30	9,450	9,469 (c)(h)(i)
Four Seasons Hotels Ltd., 2024 Term Loan B (1 mo. Term SOFR + 1.750%)	6.605%	11/30/29	19,848	19,882 (c)(h)(i)
Total Hotels, Restaurants & Leisure				79,175
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.1%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	30,000	$29,581 (j)

Total Consumer Discretionary				118,748
Financials — 0.2%
Financial Services — 0.2%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	7.447%	10/22/26	18,543	18,606 (c)(h)(i)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.095%	7/29/30	31,030	31,045 (c)(h)(i)
Total Financial Services				49,651
Insurance — 0.0%††
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.210%	2/19/28	7,859	7,855 (c)(h)(i)

Total Financials				57,506
Health Care — 0.4%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Dollar Incremental Term Loan	—	10/23/28	30,000	29,997 (j)
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	8.095%	5/30/31	30,000	29,944 (c)(h)(i)
Health Care Technology — 0.2%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.451%	5/1/31	39,700	39,725 (c)(f)(h)(i)

Total Health Care				99,666
Industrials — 0.0%††
Commercial Services & Supplies — 0.0%††
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.960%	7/30/29	15,889	15,961 (c)(h)(i)

Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.345%	7/2/29	21,576	21,610 (c)(h)(i)
Software — 0.1%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.695%	10/8/28	20,061	19,584 (c)(h)(i)

Total Information Technology				41,194
Total Senior Loans (Cost — $401,210)				400,970
U.S. Treasury Inflation Protected Securities — 1.6%
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	100,000	101,928
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	280,000	287,639

Total U.S. Treasury Inflation Protected Securities (Cost — $392,675)				389,567
Non-U.S. Treasury Inflation Protected Securities — 0.3%
Uruguay — 0.3%
Uruguay Government International Bond, Senior Notes	3.875%	7/2/40	720,000 UYU	23,583
Uruguay Government International Bond, Senior Notes	3.400%	5/16/45	1,650,000 UYU	39,230

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $68,496)				62,813
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $115.000		10/4/24	9	900,000	$1,688
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $113.500		10/4/24	9	900,000	844

Total Exchange-Traded Purchased Options (Cost — $2,453)					2,532
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Canadian Dollar, Put @ 1.370CAD	JPMorgan Chase & Co.	10/30/24	329,000	329,000	4,793
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.182CNY	Morgan Stanley & Co. Inc.	11/25/24	158,000	158,000	252
U.S. Dollar/Euro, Call @ $1.093	JPMorgan Chase & Co.	10/11/24	370,000	370,000	144

Total OTC Purchased Options (Cost — $4,291)					5,189

Total Purchased Options (Cost — $6,744)					7,721
Total Investments before Short-Term Investments (Cost — $27,507,742)					26,390,970
		Rate		Shares
Short-Term Investments — 1.8%
BNY Mellon Cash Reserve Fund (Cost — $436,191)		1.600%		436,191	436,191 (k)
Total Investments — 107.6% (Cost — $27,943,933)					26,827,161
Liabilities in Excess of Other Assets — (7.6)%					(1,889,335)
Total Net Assets — 100.0%					$24,937,826

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2024, the Fund held TBA securities with a total cost of $2,620,359.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of September 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Total Return ETF
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At September 30, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	12	$30,000	$(375)
3-Month SOFR Futures, Call	6/13/25	97.500	82	205,000	(30,237)
3-Month SOFR Futures, Put	12/13/24	94.625	66	165,000	(413)
U.S. Treasury 5-Year Notes Futures, Put	11/22/24	109.500	14	1,400,000	(8,531)
U.S. Treasury 6 to 7-Year Notes Futures, Call	10/4/24	114.250	3	300,000	(1,313)
U.S. Treasury 6 to 7-Year Notes Futures, Put	10/4/24	114.250	3	300,000	(1,172)
U.S. Treasury 10-Year Notes Futures, Call	11/22/24	114.500	9	900,000	(9,703)
U.S. Treasury 10-Year Notes Futures, Put	11/22/24	113.500	9	900,000	(7,453)
U.S. Treasury Bond Futures, Call	11/22/24	127.000	4	400,000	(4,812)
U.S. Treasury Bond Futures, Put	11/22/24	122.000	4	400,000	(5,750)
Total Exchange-Traded Written Options (Premiums received — $98,217)					$(69,759)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	34	3/26	$8,179,215	$8,245,000	$65,785
U.S. Treasury 5-Year Notes	87	12/24	9,575,393	9,559,804	(15,589)
U.S. Treasury Long-Term Bonds	41	12/24	5,129,946	5,091,688	(38,258)
U.S. Treasury Ultra Long-Term Bonds	12	12/24	1,608,657	1,597,125	(11,532)
					406
Contracts to Sell:
3-Month SOFR	6	3/25	1,432,558	1,439,400	(6,842)
U.S. Treasury 2-Year Notes	21	12/24	4,363,081	4,373,086	(10,005)
U.S. Treasury 10-Year Notes	61	12/24	7,000,394	6,971,156	29,238
U.S. Treasury Ultra 10-Year Notes	10	12/24	1,183,445	1,182,969	476
					12,867
Net unrealized appreciation on open futures contracts					$13,273

See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Total Return ETF
Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	580,000	USD	103,661	Citibank N.A.	10/2/24	$2,843
USD	106,459	BRL	580,000	Citibank N.A.	10/2/24	(45)
BRL	1,719,132	USD	311,808	Goldman Sachs Group Inc.	10/2/24	3,872
BRL	2,299,132	USD	422,006	Goldman Sachs Group Inc.	10/2/24	178
USD	315,547	BRL	1,719,132	Goldman Sachs Group Inc.	10/2/24	(133)
USD	419,626	BRL	2,299,132	Goldman Sachs Group Inc.	10/2/24	(2,558)
USD	109,518	ZAR	1,991,500	Bank of America N.A.	10/15/24	(5,892)
EUR	108,000	USD	119,099	JPMorgan Chase & Co.	10/15/24	1,517
AUD	83,644	USD	56,833	Bank of America N.A.	10/18/24	1,212
EUR	20,000	USD	22,377	Bank of America N.A.	10/18/24	(38)
EUR	30,000	USD	32,530	Bank of America N.A.	10/18/24	979
EUR	160,000	USD	177,855	Bank of America N.A.	10/18/24	860
USD	32,586	EUR	30,000	Bank of America N.A.	10/18/24	(923)
USD	43,788	EUR	40,000	Bank of America N.A.	10/18/24	(891)
USD	44,453	EUR	40,000	Bank of America N.A.	10/18/24	(226)
USD	98,309	EUR	90,000	Bank of America N.A.	10/18/24	(2,218)
USD	381,284	EUR	350,506	Bank of America N.A.	10/18/24	(10,220)
CHF	30,000	USD	35,579	BNP Paribas SA	10/18/24	66
CHF	54,908	USD	65,103	BNP Paribas SA	10/18/24	136
CNH	460,999	USD	65,030	BNP Paribas SA	10/18/24	948
GBP	41,839	USD	55,085	BNP Paribas SA	10/18/24	1,035
NOK	210,000	USD	19,028	BNP Paribas SA	10/18/24	914
NOK	350,000	USD	31,779	BNP Paribas SA	10/18/24	1,458
NOK	390,000	USD	35,418	BNP Paribas SA	10/18/24	1,618
NOK	410,000	USD	37,223	BNP Paribas SA	10/18/24	1,711
NOK	410,000	USD	37,265	BNP Paribas SA	10/18/24	1,669
NZD	154,348	USD	94,409	BNP Paribas SA	10/18/24	3,801
USD	179,373	AUD	264,066	BNP Paribas SA	10/18/24	(3,878)
USD	70,160	CHF	60,000	BNP Paribas SA	10/18/24	(1,129)
USD	36,471	NOK	390,000	BNP Paribas SA	10/18/24	(565)
AUD	60,000	USD	40,296	Citibank N.A.	10/18/24	1,342
AUD	194,813	USD	131,849	Citibank N.A.	10/18/24	3,344
AUD	450,000	USD	294,637	Citibank N.A.	10/18/24	17,646
CAD	10,000	USD	7,268	Citibank N.A.	10/18/24	138
CAD	20,000	USD	14,553	Citibank N.A.	10/18/24	258
CAD	50,000	USD	36,389	Citibank N.A.	10/18/24	639
CAD	60,000	USD	43,575	Citibank N.A.	10/18/24	858
EUR	52,557	USD	58,511	Citibank N.A.	10/18/24	194
INR	19,411,769	USD	231,780	Citibank N.A.	10/18/24	(342)
JPY	6,460,000	USD	45,217	Citibank N.A.	10/18/24	71
JPY	49,904,704	USD	315,187	Citibank N.A.	10/18/24	34,670
MXN	2,441,390	USD	126,235	Citibank N.A.	10/18/24	(2,057)
USD	20,166	AUD	30,000	Citibank N.A.	10/18/24	(653)
USD	26,920	AUD	40,000	Citibank N.A.	10/18/24	(838)
USD	29,327	AUD	43,407	Citibank N.A.	10/18/24	(796)
USD	33,757	AUD	50,000	Citibank N.A.	10/18/24	(942)
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Total Return ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	81,442	AUD	120,000	Citibank N.A.	10/18/24	$(1,834)
USD	52,519	BRL	292,796	Citibank N.A.	10/18/24	(1,128)
USD	51,489	CAD	70,000	Citibank N.A.	10/18/24	(349)
USD	51,535	CAD	70,000	Citibank N.A.	10/18/24	(303)
USD	63,372	CAD	86,000	Citibank N.A.	10/18/24	(315)
USD	87,948	CAD	119,965	Citibank N.A.	10/18/24	(892)
USD	32,812	EUR	30,000	Citibank N.A.	10/18/24	(697)
USD	32,837	EUR	30,000	Citibank N.A.	10/18/24	(672)
USD	29,051	INR	2,439,532	Citibank N.A.	10/18/24	(35)
USD	38,983	INR	3,269,702	Citibank N.A.	10/18/24	(0)(a)
USD	5,884	JPY	920,000	Citibank N.A.	10/18/24	(566)
USD	6,014	JPY	940,000	Citibank N.A.	10/18/24	(576)
USD	10,524	JPY	1,600,000	Citibank N.A.	10/18/24	(693)
USD	13,920	JPY	2,110,000	Citibank N.A.	10/18/24	(872)
USD	14,279	JPY	2,210,000	Citibank N.A.	10/18/24	(1,214)
USD	18,270	JPY	2,770,000	Citibank N.A.	10/18/24	(1,149)
USD	19,609	JPY	3,070,000	Citibank N.A.	10/18/24	(1,913)
USD	21,015	JPY	3,290,000	Citibank N.A.	10/18/24	(2,050)
USD	21,016	JPY	3,190,000	Citibank N.A.	10/18/24	(1,347)
USD	24,405	JPY	3,760,000	Citibank N.A.	10/18/24	(1,955)
USD	31,674	JPY	4,880,000	Citibank N.A.	10/18/24	(2,537)
USD	35,499	JPY	5,017,544	Citibank N.A.	10/18/24	324
CHF	30,000	USD	35,691	Goldman Sachs Group Inc.	10/18/24	(47)
CHF	60,000	USD	71,276	Goldman Sachs Group Inc.	10/18/24	13
CHF	70,000	USD	83,190	Goldman Sachs Group Inc.	10/18/24	(20)
NOK	128,817	USD	11,747	Goldman Sachs Group Inc.	10/18/24	486
NOK	160,000	USD	14,478	Goldman Sachs Group Inc.	10/18/24	716
NOK	160,000	USD	14,532	Goldman Sachs Group Inc.	10/18/24	662
NOK	420,000	USD	38,146	Goldman Sachs Group Inc.	10/18/24	1,738
USD	19,889	AUD	30,000	Goldman Sachs Group Inc.	10/18/24	(930)
USD	40,497	AUD	60,000	Goldman Sachs Group Inc.	10/18/24	(1,140)
USD	71,310	BRL	393,700	Goldman Sachs Group Inc.	10/18/24	(826)
USD	11,406	CHF	10,000	Goldman Sachs Group Inc.	10/18/24	(475)
USD	11,411	CHF	10,000	Goldman Sachs Group Inc.	10/18/24	(470)
USD	125,613	CHF	110,000	Goldman Sachs Group Inc.	10/18/24	(5,083)
USD	364,051	CHF	323,574	Goldman Sachs Group Inc.	10/18/24	(20,403)
USD	64,935	GBP	50,000	Goldman Sachs Group Inc.	10/18/24	(2,131)
USD	320,762	GBP	249,843	Goldman Sachs Group Inc.	10/18/24	(14,360)
USD	15,783	MXN	300,000	Goldman Sachs Group Inc.	10/18/24	524
USD	21,393	NOK	230,000	Goldman Sachs Group Inc.	10/18/24	(449)
USD	29,927	NOK	320,000	Goldman Sachs Group Inc.	10/18/24	(461)
USD	37,123	NOK	400,000	Goldman Sachs Group Inc.	10/18/24	(862)
USD	57,850	NOK	620,000	Goldman Sachs Group Inc.	10/18/24	(1,027)
USD	63,796	NOK	680,000	Goldman Sachs Group Inc.	10/18/24	(779)
CNH	380,000	USD	54,456	JPMorgan Chase & Co.	10/18/24	(71)
CNH	536,041	USD	75,722	JPMorgan Chase & Co.	10/18/24	996
CNH	640,000	USD	90,592	JPMorgan Chase & Co.	10/18/24	1,004
CNH	850,000	USD	120,403	JPMorgan Chase & Co.	10/18/24	1,248
CNH	1,470,000	USD	208,180	JPMorgan Chase & Co.	10/18/24	2,205
JPY	7,750,000	USD	54,222	JPMorgan Chase & Co.	10/18/24	110
MXN	211,496	USD	10,906	JPMorgan Chase & Co.	10/18/24	(149)
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Total Return ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	764,000	USD	39,272	JPMorgan Chase & Co.	10/18/24	$(412)
MXN	1,946,282	USD	100,599	JPMorgan Chase & Co.	10/18/24	(1,604)
USD	44,205	CAD	60,000	JPMorgan Chase & Co.	10/18/24	(228)
USD	211,643	CNH	1,500,000	JPMorgan Chase & Co.	10/18/24	(3,036)
USD	259,833	CNH	1,881,504	JPMorgan Chase & Co.	10/18/24	(9,446)
USD	348,355	CNH	2,510,000	JPMorgan Chase & Co.	10/18/24	(10,874)
USD	45,319	JPY	6,990,000	JPMorgan Chase & Co.	10/18/24	(3,685)
USD	28,857	MXN	520,000	JPMorgan Chase & Co.	10/18/24	2,407
USD	80,566	MXN	1,562,914	JPMorgan Chase & Co.	10/18/24	1,070
USD	87,514	MXN	1,580,000	JPMorgan Chase & Co.	10/18/24	7,149
USD	701,262	MXN	12,810,030	JPMorgan Chase & Co.	10/18/24	49,695
CHF	64,199	USD	75,968	Morgan Stanley & Co. Inc.	10/18/24	310
EUR	68,096	USD	75,573	Morgan Stanley & Co. Inc.	10/18/24	488
GBP	48,399	USD	63,546	Morgan Stanley & Co. Inc.	10/18/24	1,373
USD	22,663	AUD	33,766	Morgan Stanley & Co. Inc.	10/18/24	(769)
USD	26,231	JPY	3,680,216	Morgan Stanley & Co. Inc.	10/18/24	431
CAD	167,010	USD	120,902	JPMorgan Chase & Co.	10/31/24	2,817
USD	120,906	CAD	167,010	JPMorgan Chase & Co.	10/31/24	(2,813)
BRL	2,299,132	USD	418,129	Goldman Sachs Group Inc.	11/4/24	2,297
Net unrealized appreciation on open forward foreign currency contracts						$24,049

(a)	Amount represents less than $1.

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
At September 30, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	6,522,000BRL	1/2/26	BRL-CDI**	11.035%**	$(13,820)	—	$(13,820)
JPMorgan Chase & Co.	3,030,000BRL	1/2/29	BRL-CDI**	10.230%**	(33,974)	—	(33,974)
Total					$(47,794)	—	$(47,794)

See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Total Return ETF
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$7,279,000	3/18/30	Daily SOFR Compound annually	3.650% annually	$163,159	$(86,706)	$249,865
	2,680,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(146,209)	(40,910)	(105,299)
	2,104,000	5/15/32	3.220% annually	Daily SOFR Compound annually	10,428	(6,195)	16,623
	243,000	2/15/48	3.050% annually	Daily SOFR Compound annually	14,211	19,139	(4,928)
	187,000	5/15/48	3.150% annually	Daily SOFR Compound annually	7,889	17,089	(9,200)
	1,824,000	3/18/55	3.510% annually	Daily SOFR Compound annually	(76,029)	56,827	(132,856)
Total	$14,317,000				$(26,551)	$(40,756)	$14,205

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at September 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Mercedes-Benz Group AG, 1.000%, due 11/15/27)	530,000EUR	12/20/24	0.176%	1.000% quarterly	$(1,087)	$(591)	$(496)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at September 30, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Volkswagen International Finance NV, 5.092%, due 11/16/24)[5]	530,000EUR	12/20/24	0.373%	1.000% quarterly	$827	$6,734	$(5,907)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[6]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.43 Index	$98,000	12/20/29	5.000% quarterly	$7,151	$7,154	$(3)
Markit CDX.NA.IG.43 Index	4,234,500	12/20/29	1.000% quarterly	94,672	95,755	(1,083)
Total	$4,332,500			$101,823	$102,909	$(1,086)

See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

 Western Asset Total Return ETF
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$120,000	11/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$4,949	—	$4,949

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]	Variable rate security. Interest rate disclosed is as of the most recent information available.
[6]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
EUR	—	Euro
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	10.650%
Daily SOFR Compound	4.960%
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
September 30, 2024

	Western Asset Short Duration Income ETF	Western Asset Total Return ETF
Assets:
Investments, at value (Cost — $11,909,896 and $27,943,933, respectively)	$12,012,681	$26,827,161
Foreign currency, at value (Cost — $0 and $137,534, respectively)	—	155,354
Interest receivable	135,572	231,614
Deposits with brokers for open futures contracts and exchange-traded options	55,437	226,810
Receivable for securities sold	444	1,259,423
Deposits with brokers for centrally cleared swap contracts	—	264,190
OTC swaps, at value (premiums received — $0 and 6,734, respectively)	—	5,776
Receivable from brokers — net variation margin on open futures contracts	—	1,617
Unrealized appreciation on forward foreign currency contracts	—	162,040
Total Assets	12,204,134	29,133,985
Liabilities:
Payable for securities purchased	20,357	3,803,005
Payable to brokers — net variation margin on open futures contracts	8,269	—
Deposits from brokers for open futures contracts	6,418	—
Investment management fee payable	3,075	12,588
Due to custodian	—	99,732
OTC swaps, at value (paid — $0 and 591, respectively)	—	48,881
Payable for open OTC swap contracts	—	3,262
Payable to brokers — net variation margin on centrally cleared swap contracts	—	12,203
Unrealized depreciation on forward foreign currency contracts	—	137,991
Written options, at value (premiums received — $0 and 98,217, respectively)	—	69,759
Reorganization expenses payable (Note 9)	—	8,738
Total Liabilities	38,119	4,196,159
Total Net Assets	$12,166,015	$24,937,826
Net Assets:
Par value (Note 5)	$5	$12
Paid-in capital in excess of par value	15,641,861	54,246,316
Total distributable earnings (loss)	(3,475,851)	(29,308,502)
Total Net Assets	$12,166,015	$24,937,826
Shares Outstanding	500,000	1,200,000
Net Asset Value	$24.33	$20.78
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended September 30, 2024

	Western Asset Short Duration Income ETF	Western Asset Total Return ETF
Investment Income:
Interest	$300,441	$1,026,029
Expenses:
Investment management fee (Note 2)	17,002	92,963
Reorganization expenses (Note 9)	—	8,738
Total Expenses	17,002	101,701
Less: Fee waivers and/or expense reimbursements (Note 2)	—	(7,589)
Net Expenses	17,002	94,112
Net Investment Income	283,439	931,917
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts, Forward
Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):

Net Realized Gain From:
Investment transactions	25,145	(473,720)
Futures contracts	18,148	441,622
Written options	—	232,013
Swap contracts	—	151,089
Forward foreign currency contracts	—	(70,540)
Foreign currency transactions	—	(7,442)
Net Realized Gain	43,293	273,022
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	144,086	1,366,763
Futures contracts	26,373	(76,660)
Written options	—	(53,096)
Securities sold short	—	357
Swap contracts	—	(246,630)
Forward foreign currency contracts	—	65,809
Foreign currencies	—	295
Change in Net Unrealized Appreciation (Depreciation)	170,459	1,056,838
Net Gain on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	213,752	1,329,860
Increase in Net Assets From Operations	$497,191	$2,261,777
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Statements of Changes in Net Assets
Western Asset Short Duration Income ETF

For the Six Months Ended September 30, 2024 (unaudited) and the Year Ended March 31, 2024	September 30	March 31
Operations:
Net investment income	$283,439	$681,626
Net realized gain (loss)	43,293	(1,181,534)
Change in net unrealized appreciation (depreciation)	170,459	1,182,614
Increase in Net Assets From Operations	497,191	682,706
Distributions to Shareholders From (Note 1):
Total distributable earnings	(276,000)	(698,579)
Decrease in Net Assets From Distributions to Shareholders	(276,000)	(698,579)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 and 150,000 shares issued, respectively)	2,398,018	3,551,481
Cost of shares repurchased (50,000 and 600,000 shares repurchased, respectively)	(1,214,894)	(14,044,474)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,183,124	(10,492,993)
Increase (Decrease) in Net Assets	1,404,315	(10,508,866)
Net Assets:
Beginning of period	10,761,700	21,270,566
End of period	$12,166,015	$10,761,700
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Western Asset Total Return ETF

For the Six Months Ended September 30, 2024 (unaudited) and the Year Ended March 31, 2024	September 30	March 31
Operations:
Net investment income	$931,917	$1,700,175
Net realized gain (loss)	273,022	(1,656,681)
Change in net unrealized appreciation (depreciation)	1,056,838	696,065
Increase in Net Assets From Operations	2,261,777	739,559
Distributions to Shareholders From (Note 1):
Total distributable earnings	(907,171)	(1,620,707)
Decrease in Net Assets From Distributions to Shareholders	(907,171)	(1,620,707)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 and 1,150,000 shares issued, respectively)	2,030,937	23,255,365
Cost of shares repurchased (800,000 and 500,000 shares repurchased, respectively)	(16,721,525)	(10,047,007)
Increase (Decrease) in Net Assets From Fund Share Transactions	(14,690,588)	13,208,358
Increase (Decrease) in Net Assets	(13,335,982)	12,327,210
Net Assets:
Beginning of period	38,273,808	25,946,598
End of period	$24,937,826	$38,273,808
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Financial Highlights
Western Asset Short Duration Income ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2024[1,2]	2024[1]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,5]
Net asset value, beginning of period	$23.91	$23.63	$24.59	$26.32	$25.52	$25.80	$25.00
Income (loss) from operations:
Net investment income	0.58	1.07	0.70	0.29	0.63	0.97	0.48
Net realized and unrealized gain (loss)	0.41	0.30	(0.99)	(1.74)	0.90	(0.10)[6]	0.72
Total income (loss) from operations	0.99	1.37	(0.29)	(1.45)	1.53	0.87	1.20
Less distributions from:
Net investment income	(0.57)	(1.09)	(0.67)	(0.28)	(0.73)	(1.04)	(0.40)
Net realized gains	—	—	—	—	—	(0.11)	—
Total distributions	(0.57)	(1.09)	(0.67)	(0.28)	(0.73)	(1.15)	(0.40)
Net asset value, end of period	$24.33	$23.91	$23.63	$24.59	$26.32	$25.52	$25.80
Total return, based on NAV[7]	4.23%	5.96%	(1.16)%	(5.55)%	6.06%	3.52%	4.82%
Net assets, end of period (000s)	$12,166	$10,762	$21,271	$35,656	$19,743	$7,655	$25,801
Ratios to average net assets:
Gross expenses	0.29%[8]	0.29%	0.29%	0.29%[8]	0.29%	0.29%	0.29%[8]
Net expenses	0.29 [8]	0.29	0.29	0.29 [8]	0.29	0.29	0.29 [8]
Net investment income	4.83 [8]	4.54	2.93	1.69 [8]	2.42	3.85	3.99 [8]
Portfolio turnover rate[9]	33%	80%	53%	28%	65%	72%	54%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]	For the period August 1, 2021 through March 31, 2022.
[4]	For the year ended July 31.
[5]	For the period February 7, 2019 (inception date) to July 31, 2019.
[6]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the
Statement of Operations due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market values of the investments of the Fund.

[7]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Western Asset Total Return ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2024[1,2]	2024[1]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]
Net asset value, beginning of period	$20.14	$20.76	$22.88	$26.22	$28.19	$26.88	$25.16
Income (loss) from operations:
Net investment income	0.50	0.89	0.80	0.16	0.66	0.61	0.82
Net realized and unrealized gain (loss)	0.61	(0.67)	(2.47)	(3.37)	(1.49)	2.07	2.45
Total income (loss) from operations	1.11	0.22	(1.67)	(3.21)	(0.83)	2.68	3.27
Less distributions from:
Net investment income	(0.47)	(0.84)	(0.45)	(0.13)	(0.87)	(0.84)	(0.90)
Net realized gains	—	—	—	—	(0.27)	(0.53)	(0.65)
Total distributions	(0.47)	(0.84)	(0.45)	(0.13)	(1.14)	(1.37)	(1.55)
Net asset value, end of period	$20.78	$20.14	$20.76	$22.88	$26.22	$28.19	$26.88
Total return, based on NAV[5]	5.61%	1.13%	(7.31)%	(12.28)%	(2.98)%	10.12%	13.19%
Net assets, end of period (000s)	$24,938	$38,274	$25,947	$113,276	$124,567	$140,942	$107,525
Ratios to average net assets:
Gross expenses[6]	0.54%[7,8]	0.49%	0.49%	0.49%[8]	0.49%	0.49%	0.49%
Net expenses[6,9]	0.50 [7,8]	0.45	0.45	0.45 [8]	0.45	0.45	0.45
Net investment income	4.91 [8]	4.47	3.80	2.62 [8]	2.43	2.19	3.09
Portfolio turnover rate[10]	59%	147%	89%	16%	103%	193%	285%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]	For the period January 1, 2022 through March 31, 2022.
[4]	For the Year Ended December 31.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement, to the average net assets did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to
July 31, 2025 without the Board of Trustees’ consent.

[7]
Expense ratios are including reorganization expenses that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.49% and 0.45%, respectively, for the period ended September 30, 2024. Refer to Note 9 for further details on reorganization expenses.

[8]	Annualized.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar rolls transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/
periods presented would have been 20%, 35%, 46%, 10%, 65%, 115% and 80%.

See Notes to Financial Statements.

Western Asset ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration Income ETF (“Short Duration Income ETF”) and Western Asset Total Return ETF (“Total Return ETF” ) ( the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the
Funds at NAV.
The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset ETFs 2024 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
Short Duration Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$3,338,244	$6,000	$3,344,244
Other Corporate Bonds & Notes	—	7,278,386	—	7,278,386
Asset-Backed Securities	—	702,366	—	702,366
Collateralized Mortgage Obligations	—	354,868	—	354,868
U.S. Government & Agency Obligations	—	99,762	—	99,762
Sovereign Bonds	—	16,286	—	16,286
Senior Loans	—	4,065	—	4,065
Total Long-Term Investments	—	11,793,977	6,000	11,799,977
Short-Term Investments†	$212,704	—	—	212,704
Total Investments	$212,704	$11,793,977	$6,000	$12,012,681
Other Financial Instruments:
Futures Contracts††	$18,627	—	—	$18,627
Total	$231,331	$11,793,977	$6,000	$12,031,308

Western Asset ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$668	—	—	$668

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Total Return ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$8,213,801	—	$8,213,801
Mortgage-Backed Securities	—	7,259,288	—	7,259,288
Collateralized Mortgage Obligations	—	3,763,461	$2,500	3,765,961
U.S. Government & Agency Obligations	—	2,488,401	—	2,488,401
Sovereign Bonds	—	2,173,256	—	2,173,256
Asset-Backed Securities	—	1,629,192	—	1,629,192
Senior Loans:
Health Care	—	59,941	39,725	99,666
Other Senior Loans	—	301,304	—	301,304
U.S. Treasury Inflation Protected Securities	—	389,567	—	389,567
Non-U.S. Treasury Inflation Protected Securities	—	62,813	—	62,813
Purchased Options:
Exchange-Traded Purchased Options	$2,532	—	—	2,532
OTC Purchased Options	—	5,189	—	5,189
Total Long-Term Investments	2,532	26,346,213	42,225	26,390,970
Short-Term Investments†	436,191	—	—	436,191
Total Investments	$438,723	$26,346,213	$42,225	$26,827,161
Other Financial Instruments:
Futures Contracts††	$95,499	—	—	$95,499
Forward Foreign Currency Contracts††	—	$162,040	—	162,040
Centrally Cleared Interest Rate Swaps††	—	266,488	—	266,488
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	827	—	827
OTC Total Return Swaps	—	4,949	—	4,949
Total Other Financial Instruments	$95,499	$434,304	—	$529,803
Total	$534,222	$26,780,517	$42,225	$27,356,964

Western Asset ETFs 2024 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$69,759	—	—	$69,759
Futures Contracts††	82,226	—	—	82,226
Forward Foreign Currency Contracts††	—	$137,991	—	137,991
OTC Interest Rate Swaps	—	47,794	—	47,794
Centrally Cleared Interest Rate Swaps††	—	252,283	—	252,283
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	1,087	—	1,087
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	1,086	—	1,086
Total	$151,985	$440,241	—	$592,226

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds.
The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value

Western Asset ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
of the option changes daily and that change would be reflected in the net asset value of the Funds. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in certain asset classes or in an attempt to increase the Funds returns. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Total Return ETF’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Funds invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Funds have credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Funds are required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap

Western Asset ETFs 2024 Semi-Annual Report

and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Funds are recognized as a realized gain or loss in the Statements of Operations.
The Funds’ maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of September 30, 2024, the total notional value of all credit default swaps to sell protection was EUR 530,000 for the Total Return ETF. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Total Return ETF bought protection for the same referenced entity.  As of September 30, 2024, the Short Duration Income ETF did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended September 30, 2024, see Note 4.
Credit default swaps
The Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Funds generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Funds are a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Funds could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Funds effectively adds leverage to its portfolio because, in addition to its total net assets, the Funds are subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Funds generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Funds enter into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded

Western Asset ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
as an unrealized appreciation or depreciation in the Statements of Operations. When a swap contract is terminated early, the Funds record a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(h) Swaptions. The Funds may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Funds may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Funds represent an option that gives the Funds the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Funds write a swaption, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Funds realize a gain equal to the amount of the premium received.
When the Funds purchase a swaption, an amount equal to the premium paid by the Funds is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Funds realize a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations.
(i) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.
Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.
Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.
(j) Loan participations. The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Western Asset ETFs 2024 Semi-Annual Report

The Funds assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(k) Stripped securities. The Funds may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IO’s.
(l) Securities traded on a to-be-announced basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Funds. Beginning on the date the Funds enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(m) Mortgage dollar rolls. The Funds may enter into mortgage dollar rolls in which the Funds sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Funds executes its mortgage dollar rolls entirely in the TBA market, whereby the Funds makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Funds accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Funds is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation for the Funds. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statements of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities

Western Asset ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(p) Credit and market risk. The Funds invest in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds is exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset ETFs 2024 Semi-Annual Report

Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of September 30, 2024, Total Return ETF held OTC swap contracts and forward foreign currency contracts with credit related contingent features which had a liability position of $186,872. If a contingent feature would have been triggered, the Total Return ETF would have been required to pay this amount to its derivatives counterparties. The Short Duration Income ETF did not have any open OTC derivative transactions with credit related contingent features in a liability position.
(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(t) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), is each Fund’s subadviser and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are each Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future

Western Asset ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Funds’ Board of Trustees, FTFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
Western Asset Short Duration Income ETF	0.29%
Western Asset Total Return ETF	0.49%
FTFA has agreed to waive fees and/or reimburse investment manager fees, so that the ratio of total annual operating expenses will not exceed 0.45% of Total Return ETF’s average daily net assets (subject to the same exclusions as the investment management agreement). This arrangement cannot be terminated prior to July 31, 2025 without the Board of Trustees’ consent.
During the September 30, 2024, fees waived and/or expenses reimbursed amounted to $7,589 for Total Return ETF.
As compensation for its subadvisory services, FTFA as to each Fund pays  Western Asset monthly 70% of the management fee paid by a Fund to FTFA, net of (i) all fees and expenses incurred as to the Fund by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Funds’ Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) and U.S. Government & Agency Obligations were as follows:

	Western Asset Short Duration Income ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$4,103,960	—
Sales	3,302,635	$123,671

	Western Asset Total Return ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$2,668,454	$19,635,197
Sales	8,635,351	26,362,458
During the six months ended September 30, 2024, there were no in-kind transactions (Note 5).

Western Asset ETFs 2024 Semi-Annual Report

At September 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Short Duration Income ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$11,924,932	$138,058	$(50,309)	$87,749
Futures contracts	—	18,627	(668)	17,959

	Total Return ETF
	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$27,993,348	$468,503	$(1,634,690)	$(1,166,187)
Written options	(98,217)	28,479	(21)	28,458
Futures contracts	—	95,499	(82,226)	13,273
Forward foreign currency contracts	—	162,040	(137,991)	24,049
Swap contracts	68,296	271,437	(307,566)	(36,129)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2024.
Western Asset Short Duration Income ETF

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$18,627

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$668

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the six months ended September 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$18,148

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$26,373
During the six months ended September 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$4,893,244
Futures contracts (to sell)	511,690

Western Asset ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2024.
Western Asset Total Return ETF

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$2,532	$5,189	—	—	$7,721
Futures contracts[3]	95,499	—	—	—	95,499
Forward foreign currency contracts	—	162,040	—	—	162,040
OTC swap contracts[4]	—	—	$827	$4,949	5,776
Centrally cleared swap contracts[5]	266,488	—	—	—	266,488
Total	$364,519	$167,229	$827	$4,949	$537,524

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$69,759	—	—	$69,759
Futures contracts[3]	82,226	—	—	82,226
Forward foreign currency contracts	—	$137,991	—	137,991
OTC swap contracts[4]	47,794	—	$1,087	48,881
Centrally cleared swap contracts[5]	252,283	—	1,086	253,369
Total	$452,062	$137,991	$2,173	$592,226

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the six months ended September 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(137,342)	$(17,926)	—	—	$(155,268)
Futures contracts	441,622	—	—	—	441,622
Written options	224,652	7,361	—	—	232,013
Swap contracts	84,238	—	$70,082	$(3,231)	151,089
Forward foreign currency contracts	—	(70,540)	—	—	(70,540)
Total	$613,170	$(81,105)	$70,082	$(3,231)	$598,916

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$37,975	$9,200	—	—	$47,175
Futures contracts	(76,660)	—	—	—	(76,660)
Written options	(54,316)	1,220	—	—	(53,096)
Swap contracts	(202,433)	—	$(49,146)	$4,949	(246,630)
Forward foreign currency contracts	—	65,809	—	—	65,809
Total	$(295,434)	$76,229	$(49,146)	$4,949	$(263,402)

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

Western Asset ETFs 2024 Semi-Annual Report

During the six months ended September 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$102,550
Written options	124,558
Futures contracts (to buy)	30,675,721
Futures contracts (to sell)	9,485,660
Forward foreign currency contracts (to buy)	2,886,747
Forward foreign currency contracts (to sell)	3,891,759
Average Notional Balance
Interest rate swap contracts	$45,184,211
Credit default swap contracts (buy protection)	654,226
Credit default swap contracts (sell protection)	3,208,958
Total return swap contracts	122,571
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of September 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Bank of America N.A.	$3,051	$(34,228)	$(31,177)	—	$(31,177)
BNP Paribas SA	14,183	(6,659)	7,524	—	7,524
Citibank N.A.	62,327	(26,770)	35,557	—	35,557
Goldman Sachs Group Inc.	10,486	(52,154)	(41,668)	—	(41,668)
JPMorgan Chase & Co.	80,104	(66,292)	13,812	—	13,812
Morgan Stanley & Co. Inc.	2,854	(769)	2,085	—	2,085
Total	$173,005	$(186,872)	$(13,867)	—	$(13,867)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Fund share transactions
At September 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Funds’ shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on a cash basis. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Redemption facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totalling $2.675 billion (Global Credit Facility) which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Global Credit Facility, the Funds could, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its/their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets

Western Asset ETFs 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. During six months ended September 30, 2024, the Funds did not use the Global Credit Facility.
7. Deferred capital losses
As of March 31, 2024, Short Duration Income ETF and Total Return ETF had deferred capital losses of $3,695,212 and $28,473,334, respectively, which have no expiration date, that will be available to offset future taxable capital gains.
8. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
9. Reorganization
On September 5, 2024, the Board of Trustees of Western Asset Total Return ETF (WBND) approved the reorganization of WBND into the Western Asset Bond ETF (WABF). It is anticipated that in the fourth quarter of 2024, shareholders of WBND will receive a combined prospectus/proxy statement seeking shareholder approval of the reorganization and detailing the reasons for, and other matters relating to, the reorganization. The reorganization is subject to the approval of WBND’s shareholders, and the shareholder meeting is scheduled for December 13, 2024. If approved by WBND’s shareholders, it is anticipated that the reorganization will be completed in the first quarter of 2025.

Western Asset ETFs 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

Western Asset ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Templeton Fund Adviser, LLC (FTFA) and the Trust, on behalf of each Fund; (ii) the investment sub-advisory agreement between FTFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of FTFA, on behalf of each Fund; (iii) the investment sub-subadvisory agreement between Western Asset LLC and Western Asset Management Company Limited in London (Western Asset London), an affiliate of FTFA, on behalf of each Fund; (iv) the investment sub-subadvisory agreement between Western Asset LLC and Western Asset Management Company Pte. Ltd. in Singapore (Western Asset Singapore), an affiliate of FTFA, on behalf of each Fund; and (v) the investment sub-subadvisory agreement between Western Asset LLC and Western Asset Management Company Ltd in Japan (Western Asset Japan), an affiliate of FTFA, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for each Fund were considered at the same Board meeting, the Board considered the information provided to it about each Fund together and with respect to each Fund separately as the Board deemed appropriate. FTFA, Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund, (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments

Western Asset ETFs

relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund for various time periods ended December 31, 2023. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution. The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of each Fund’s performance results is below.
Western Asset Short Duration Income ETF - The Performance Universe for the Fund included the Fund and all retail and institutional short investment-grade debt funds and exchange-traded funds. The Fund commenced operations on February 7, 2019, and thus had been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board considered the repositioning of the Fund which effective August 1, 2023, changed its benchmark and principal investment strategies to increase the percentage of assets that the Fund may invest in below investment grade securities and to shorten the Fund’s targeted effective duration. The Board further noted the short operating history of the Fund. The Board concluded that the Fund’s performance was acceptable.
Western Asset Total Return ETF - The Performance Universe for the Fund included the Fund and all retail and institutional core plus bond funds and exchange-traded funds. The Fund commenced operations on October 3, 2018, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s relative underperformance in comparison to its Performance Universe peers over the one-, three- and five-year reporting periods was due, in part, to commercial mortgage-backed securities exposure and duration positioning. Management further explained that the Fund’s portfolio includes a greater allocation to opportunistic and out-of-benchmark sectors than many of the peers in its Performance Universe. The Board noted management’s representations regarding the actions that management was taking/had taken in an effort to improve the overall performance of the Fund, including implementing enhancements suggested by an internal risk task force that are focused on reducing volatility and limiting potential drawdowns. The Board noted management’s conviction in its investment philosophy. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and

Western Asset ETFs

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
Western Asset Short Duration Income ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and nine other short investment-grade debt funds. The Board noted that the Management Rate for the Fund was below the median of its Expense Group, and the actual total expense ratio was equal to the median of its Expense Group. The Board further noted that the Fund has a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement FTFA pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee (Unified Fee Arrangement). The Board also noted that each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan is paid by FTFA out of the Unified Fee FTFA receives from the Fund and that the allocation of the fee among FTFA and each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory and sub-subadvisory fees, as applicable, paid to each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan are reasonable.
Western Asset Total Return ETF - The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and eight other core plus bond funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board discussed with management the above median Management Rate and actual total expense ratio and management noted that the Fund has an expense cap on operating expenses (subject to the exclusions of the Unified Fee Arrangement) so that the Fund’s operating expenses do not exceed 0.45%. Management further noted that, while the cap is set to expire on July 31, 2024, management intended to extend the cap through July 31, 2025. The Board noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board also noted that each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan is paid by FTFA out of the Unified Fee FTFA receives from the Fund and that the allocation of the fee among FTFA and each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory and sub-subadvisory fees, as applicable, paid to each of Western Asset LLC, Western Asset London, Western Asset Singapore and Western Asset Japan are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Western Asset ETFs

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FTFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for FTFA and/or its affiliates for some time. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board also noted that as of December 31, 2023, neither Fund had an asset size that would likely enable it to achieve economies of scale. The Board also noted management’s representation that for the fiscal year ended September 30, 2023, neither Fund experienced a profit. The Board recognized that there would not likely be any economies of scale for a Fund until its assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Western Asset ETFs

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Western Asset ETFs
Trustees
Rohit Bhagat
Deborah D. McWhinney
Anantha K. Pradeep
Jennifer M. Johnson
Chair
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd.
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Western Asset ETFs
Western Asset Short Duration Income ETF
Western Asset Total Return ETF
The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
Western Asset ETFs
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short Duration Income ETF and Western Asset Total Return ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WAETF-SFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 22, 2024

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 22, 2024